SCHEDULE OF GOLD IN BULLION (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance, Ounces | oz	239	239
Beginning balance, cost	$ 2,624	$ 2,624
Beginning balalnce, fair value	627,065	$ 493,236
Net change in unrealized gain, ounce | oz
Net change in unrealized gain, fair value	$ 110,198	$ 133,829
Cost basis of gold bullions sold, Ounces | oz	(129)
Cost basis of gold bullions sold, fair value	$ (243,004)
Net change in unrealized gain, Ounces | oz
Ending balance, Ounces | oz	110	239
Ending balance, cost	$ 4,493	$ 2,624
Ending balance, fair value	$ 494,259	$ 627,065